Supplementary Oil And Gas Information (Costs Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs Incurred (Line Items)
Unproved oil and gas properties	$ 137	$ 356	$ 314
Proved	47	23	201
Total acquisitions	184	379	515
Exploration costs	434	834	355
Development costs	2,214	2,460	4,122
Total costs incurred	2,832	3,673	4,992
Canada [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	26	121	261
Proved	2	18	149
Total acquisitions	28	139	410
Exploration costs	22	201	174
Development costs	1,343	1,366	1,857
Total costs incurred	1,393	1,706	2,441
United States [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	111	235	53
Proved	45	5	52
Total acquisitions	156	240	105
Exploration costs	412	633	181
Development costs	871	1,094	2,265
Total costs incurred	$ 1,439	$ 1,967	$ 2,551